Note 5 – Patent Costs (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cardio Diagnostics Member During Reverse Merger [Member]
Finite-Lived Intangible Assets, Net	$ 314,775	$ 245,154
Cardio Diagnostics [Member]
Finite-Lived Intangible Assets, Net		$ 245,154	$ 131,125